Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [Abstract]
Account receivables-net [Text block]
Philips Group
Accounts receivables-net
in millions of EUR
2016 - 2017
	2016	2017
Personal Health	1,266	1,341
Diagnosis & Treatment	1,476	1,489
Connected Care & Health Informatics	664	706
HealthTech Other	81	72
Lighting	1,477
Legacy Items	28
Accounts receivable-net	4,992	3,609

Aging analysis [Text block]
Philips Group
Aging analysis
in millions of EUR
2016 - 2017
	2016	2017
Current	4,273	3,046
Overdue 1-30 days	267	256
Overdue 31-180 days	310	242
Overdue > 180 days	142	63
Accounts receivable-net	4,992	3,609

Allowance for doubtful accounts receivable [Text block]
Philips Group
Allowance for doubtful accounts receivable
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	227	301	318
Additions charged to expense	78	76	41
Deductions from allowance [1] )	(25)	(64)	(36)
Transfer to assets held for sale			(92)
Other movements	21	5	(16)
Balance as of December 31	301	318	215
1)Write-offs for which an allowance was previously provided